Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 497	$ 550	$ 120
Cost of revenues	143	252	67
Gross profit	354	298	53
Research and development expenses, net	11,587	11,534	10,170
Sales and marketing expenses	1,939	2,230	1,848
General and administrative expenses	3,119	3,989	3,980
Operating loss	16,291	17,455	15,945
Financial expenses (income), net	2,119	4,221	(909)
Net Loss	$ 18,410	$ 21,676	$ 15,036
Basic loss per share	$ (0.06)	$ (0.07)	$ (0.05)
Diluted loss per share	$ (0.06)	$ (0.07)	$ (0.05)
Weighted average number of shares outstanding used in computing basic loss per share	331,350	322,817	321,356
Weighted average number of shares outstanding used in computing diluted loss per share	331,350	322,817	321,356